ING  VARIABLE  ANNUITIES
Golden American Life Insurance Company
Separate Account B of Golden American Life Insurance Company

                       PROFILE AND PROSPECTUS SUPPLEMENT


                                  May 1, 2001

                 Supplement to the Prospectus dated May 1, 2001
                                      for
           Deferred Combination Variable and Fixed Annuity Contracts
                   (THE "GOLDENSELECT ACCESS/R/ PROSPECTUS")
                issued by Golden American Life Insurance Company
                    For use only in the State of Washington
                                   __________

The following information supplements and replaces certain information contained in the Profile and Prospectus dated May 1, 2001 for Deferred Combination Variable and Fixed Annuity Contracts (the "Prospectus").
     The capitalized terms used in this supplement have the same meaning as those in the Prospectus. You should keep this supplement with your
                            Profile and Prospectus.

GOLDENSELECT ACCESS contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Profile and Prospectus are not available and not offered in the State of Washington. The "5.5% Enhanced Death Benefit" and a "Max
5.5 Enhanced Death Benefit" described as follows for the contracts issued after approval by the State of Washington and after May 29, 2001 (corresponding to the May-2001 contract category described in the prospectus) supplements the information in the Profile and Prospectus and is made part of those documents. All contracts issued or to be issued in the state of Washington prior to May 29, 2001 are in contract categories Pre-2000, Yr-2000 or Yr-2001 as described in the prospectus.

PROFILE

The following is a description of the death benefit options for contract owners in contract category May-2001. If you are a Pre-2000, Yr-2000 or Yr-2001 contract owner, please see Appendix D to the prospectus and the section titled "Death Benefits for Pre-2000, Yr-2000 or Yr-2001 Contract Owners" in this supplement for a description of the calculation of death benefits applicable to your Contract. If you are unsure of which category applies to you, please call our Customer Service Center.

5. EXPENSES

The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $30. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

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                                        5.5% Solution   Max 5.5
                                        -------------   -------
    Mortality & Expense Risk Charge         1.80%        1.95%
    Asset-Based Administrative Charge       0.15%        0.15%
                                            -----        -----
        Total                               1.95%        2.10%

For a description of the mortality and expense charges and the death benefits for the Pre-2000, Yr-2000 and Yr-2001 contract categories, please see Appendix D to the prospectus and the section titled "Death Benefits for Pre-2000, Yr-2000 or Yr-2001 Contract Owners" in this supplement.

The example table in the Profile is designed to help you understand contract charges. The examples of expenses illustrated in the Profile are the maximum expected expenses associated with a contract which would occur with the assumptions listed. Using the $30 administration charge and the expenses listed above, and if all other assumptions are the same, the fees associated with the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the table.

9. DEATH BENEFIT

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit, (iii) the 5.5% Solution Enhanced Death Benefit or (iv) the Max 5.5 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit, the 5.5% Solution Enhanced Death Benefit, and the Max 5.5 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet, 5.5% Solution, and Max
5.5 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

The 5.5% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds as further described in the prospectus.

The MAX 5.5 ENHANCED DEATH BENEFIT equals the GREATER of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit as described in the prospectus are calculated in the same manner as if each were the elected benefit.

PROSPECTUS

The following describes the mortality and expense risk charges and the death benefits for the May-2001 contract category. For a description of the mortality and expense risk charges and the death benefits for the Pre-2000, Yr-2000 and Yr-2001 contract categories, please see Appendix D to the prospectus and the section titled "Death Benefits for Pre-2000, Yr-2000 or Yr-2001 Contract Owners" in this supplement.

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--------------------------------------------------------------------------------
                               FEES AND EXPENSES
--------------------------------------------------------------------------------

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

    Administrative Charge               $30

SEPARATE ACCOUNT ANNUAL CHARGES****

                                        5.5% Solution   Max 5.5
                                        -------------   -------
    Mortality & Expense Risk Charge         1.80%        1.95%
    Asset-Based Administrative Charge       0.15%        0.15%
                                            -----        -----
        Total                               1.95%        2.10%

     **** As a  percentage  of  average  daily  assets in each  subaccount.  The
          Separate Account Annual Charges are deducted daily.

EXAMPLES

The examples of expenses shown in the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option (which is not available in your state) using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

--------------------------------------------------------------------------------
                             DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

The following describes the death benefit options for contract owners in May-2001 and Yr-2001. If you are a Pre-2000 and Yr-2000 contract owner, please see Appendix D to the prospectus and the section titled "Death Benefits for Pre-2000, Yr-2000 or Yr-2001 Contract Owners" in this supplement for a description of the calculation of the death benefits applicable under contract categories Pre-2000 and Yr-2000. If you are unsure of which category applies to you, please call our Customer Service Center.

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 5.5% Solution Enhanced Death Benefit, (c) the Annual Ratchet Enhanced Death Benefit or (d) the Max 5.5 Enhanced Death Benefit. The 5.5% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state. The 5.5% Solution, Annual Ratchet and Max 5.5 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

The 5.5% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 5.5% SOLUTION MINIMUM GUARANTEED DEATH BENEFIT for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until attainment of age 80 and thereafter at 0%.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The

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amount of the pro rata adjustment for withdrawals  from Special Funds will equal
(a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix C to the prospectus for examples of the pro rata withdrawal adjustment (based on the 7% Solution which is not available in your state) for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds and for Non-Special Funds on a pro rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds and for Special Funds on a pro rata basis. The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for the Non-Special Funds.

The MAX 5.5 ENHANCED DEATH BENEFIT equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit as described in the prospectus.

Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

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                                CHARGES AND FEES
--------------------------------------------------------------------------------

The following describes the administrative charge for all Washington contract owners and the mortality and expense risk charges for contract owners in contract category May-2001. If you are a Pre-2000, Yr-2000 or Yr-2001 contract owner, please see Appendix D to the prospectus and the section titled "Death Benefits for Pre-2000, Yr-2000 or Yr-2001 Contract Owners" in this supplement for a description of the mortality and expense risk charges applicable under your Contract. If you are unsure of which category applies to you, please call our Customer Service Center.

See prospectus for other charges that may apply.

ADMINISTRATIVE CHARGE

The administrative charge deducted from your contract value, if applicable, is $30 per contract year.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the Category of contract owner to which you belong. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis for May-2001 contract owners, is equal to 1.65% for the Standard Death Benefit, 1.90% for the Annual Ratchet Enhanced Death Benefit, 1.80% for the 5.5% Solution Enhanced Death Benefit or 1.95% for the Max 5.5 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .004558% (Standard), .005255% (Annual Ratchet), .004976% (5.5% Solution), or .005395% (Max 5.5), respectively, for each day since the previous business day. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

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Please see Appendix D to the prospectus and the following  section titled "Death
Benefits for Pre-2000, Yr-2000 or Yr-2001 Contract Owners" in this supplement for a description of the death benefits and mortality and expense risk charges for Pre-2000, Yr-2000 and Yr-2001 contract owners.

DEATH BENEFITS FOR PRE-2000, YR-2000 OR YR-2001 CONTRACT OWNERS

The following section, titled "Death Benefit," describing the "5.5% Enhanced Death Benefit" and the "Max 5.5 Enhanced Death Benefit" for the contracts issued in contract categories Pre-2000 and Yr-2000 supplements the information contained in Appendix D to the prospectus and is made part of that appendix. The next section, titled "Mortality and Expense Risk Charge," describing the mortality and expense risk charges applicable under contract categories Pre-2000, Yr-2000 and Yr-2001 also supplements the information contained in Appendix D to the prospectus and is made part of that appendix.

DEATH BENEFIT

Under the 5.5% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

  1) the contract value;

  2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals*;

  3) the cash surrender value; or

  4) the enhanced death benefit, which we determine as follows:

     IF YOU ARE IN PRE-2000:

     We credit interest each business day at the 5.5% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. There is no maximum limitation applied to this death benefit.

     Note: The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 5.5% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 5.5% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

     IF YOU ARE IN YR-2000:

     We credit interest each business day at the 5.5% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 5.5% per year of cumulative premiums. Special withdrawals shall reduce the 5.5% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. There is no maximum accumulation limitation applied to this death benefit. Each accumulated initial or additional premium payment will continue to grow at the 5.5% annual effective rate until the contract owner attains age 80.

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     Note for current Special Funds: Certain investment portfolios and the Fixed
     Account are designated as "Special Funds" for purposes of calculating the 5.5% Solution Enhanced Death Benefit. In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. The actual interest rate used for calculating the 5.5% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the F ixed Account may limit or reduce the enhanced death benefit.

     * For contracts in Pre-2000, total premium payments made under the Contract after subtracting any withdrawals.

Under the MAX 5.5 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 5.5 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO PRE-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE UNDER ALL CONTRACTS.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge for Yr-2001 contract owners is shown in the Prospectus and in this supplement in the section titled "Fees and Expenses." The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000, Yr-2000 and Yr-2001 contract owners are as follows:

PRE-2000:

The mortality and expense risk charge for the 5.5% Solution Enhanced Death Benefit and the asset-based administrative charge, on an annual basis, are as follows:

                                        5.5% Solution
                                        -------------
    Mortality & Expense Risk Charge         1.40%
    Asset-Based Administrative Charge       0.15%
                                            -----
        Total                               1.55%


The Mortality and Expense Risk Charge is deducted each business day at the rate of .003863% for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

EXAMPLES

The examples of expenses shown in Appendix D to the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option (which is not available in your state) using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

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YR-2000:

The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                        5.5% Solution   Max 5.5
                                        -------------   -------
    Mortality & Expense Risk Charge         1.45%        1.55%
    Asset-Based Administrative Charge       0.15%        0.15%
                                            -----        -----
        Total                               1.60%        1.70%


The Mortality and Expense Risk Charge is deducted each business day at the rate of .004002% (5.5% Solution) or .004280% (Max 5.5), respectively, for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

EXAMPLES

The examples of expenses shown in Appendix D to in the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option (which is not available in your state) using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

YR-2001:

The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                        5.5% Solution   Max 5.5
                                        -------------   -------
    Mortality & Expense Risk Charge         1.45%        1.60%
    Asset-Based Administrative Charge       0.15%        0.15%
                                            -----        -----
        Total                               1.60%        1.75%

The Mortality and Expense Risk Charge is deducted each business day at the rate of .004002% (5.5% Solution) or .004419% (Max 5.5), respectively, for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

EXAMPLES

The examples of expenses shown in Appendix D to in the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option (which is not available in your state) using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

This supplement should be retained with your GOLDENSELECT ACCESS/R/ Prospectus.



ING  VARIABLE  ANNUITIES
Golden American Life Insurance Company
Golden American Life Insurance Company is a stock company domiciled in Delaware.


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